Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short Term Borrowings [Abstract]
Schedule Of Short Term Debt [Table Text Block]
The detail of short-term borrowings for the years 2016, 2015 and 2014 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2016
Average balance	$589,223	$425,452	$771,039	$198,440
Year-end balance	414,207	453,053	561,848	83,177
Maximum month-end outstanding	695,083	528,024	874,076	792,736
Average rate for the year	0.52%	0.08%	1.95%	0.67%
Average rate at year-end	0.73	0.08	2.46	0.96
2015
Average balance	$705,054	$370,097	$733,189	$164,951
Year-end balance	464,166	338,133	566,019	137,861
Maximum month-end outstanding	1,228,125	524,191	866,005	339,468
Average rate for the year	0.26%	0.06%	2.18%	0.67%
Average rate at year-end	0.50	0.09	2.41	0.82
2014
Average balance	$1,101,910	$447,801	$633,867	$531,984
Year-end balance	1,037,052	562,214	594,314	157,218
Maximum month-end outstanding	1,247,295	562,214	718,767	1,829,141
Average rate for the year	0.25%	0.08%	2.43%	0.30%
Average rate at year-end	0.25	0.06	2.60	0.56